Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	994,224,785.14	41,097
Yield Supplement Overcollateralization Amount 03/31/21	37,418,157.65	0
Receivables Balance 03/31/21	1,031,642,942.79	41,097
Principal Payments	40,227,954.08	904
Defaulted Receivables	662,432.19	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	35,475,363.72	0
Pool Balance at 04/30/21	955,277,192.80	40,168

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.15%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,685,088.05	110
Past Due 61-90 days	749,329.77	40
Past Due 91-120 days	145,540.12	11
Past Due 121+ days	0.00	0
Total	3,579,957.94	161

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	567,790.67
Aggregate Net Losses/(Gains) - April 2021	94,641.52
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	0.14%
Second Prior Net Losses Ratio	0.42%
Third Prior Net Losses Ratio	0.42%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	10,985,687.72
Actual Overcollateralization	10,985,687.72
Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	56.30

Flow of Funds	$ Amount
Collections	44,225,270.55
Investment Earnings on Cash Accounts	1,287.32
Servicing Fee	(859,702.45)
Transfer to Collection Account	-
Available Funds	43,366,855.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	337,929.93
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	8,614,007.31
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	10,985,687.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,479,954.71

Total Distributions of Available Funds	43,366,855.42

Servicing Fee	859,702.45
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	982,791,200.11
Principal Paid	38,499,695.03
Note Balance @ 05/17/21	944,291,505.08

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2
Note Balance @ 04/15/21	404,791,200.11
Principal Paid	38,499,695.03
Note Balance @ 05/17/21	366,291,505.08
Note Factor @ 05/17/21	78.3109217%

Class A-3
Note Balance @ 04/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	416,710,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-4
Note Balance @ 04/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	104,620,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	37,770,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	18,900,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	387,205.68
Total Principal Paid	38,499,695.03
Total Paid	38,886,900.71

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	118,064.10
Principal Paid	38,499,695.03
Total Paid to A-2 Holders	38,617,759.13

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25
Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3083486
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.6589700
Total Distribution Amount	30.9673186

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2524139
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	82.3100334
Total A-2 Distribution Amount	82.5624473

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	223.74
Noteholders' Third Priority Principal Distributable Amount	490.91
Noteholders' Principal Distributable Amount	285.35

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	12,588,844.52
Investment Earnings	1,034.74
Investment Earnings Paid	(1,034.74)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,856,640.05	$2,943,171.84	$3,591,995.01
Number of Extensions	64	99	122
Ratio of extensions to Beginning of Period Receivables Balance	0.18%	0.27%	0.32%